Income Taxes - Reconciliation of effective income tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [Abstract]
Earnings (loss) before taxes and non-controlling interest	$ 431.7	$ (58.8)
Statutory Canadian income tax rate (percent)	27.00%	27.00%
Income tax expense (recovery) based on above rates	$ 116.6	$ (15.9)
Increase (decrease) due to:
Non-deductible expenditures	13.8	3.2
Foreign tax rate differences	(18.7)	2.7
Change in net deferred tax assets not recognized	34.8	66.3
Effect of other taxes paid (mining and withholding)	45.7	22.1
Effect of foreign exchange on tax expense	71.1	(36.0)
Non-taxable impact of foreign exchange	(6.8)	3.8
Change in non-deductible portion of reclamation liabilities	20.5	1.9
Change in income tax expense related to prior years	40.5	0.0
Changes to opening temporary differences	7.7	3.9
Impact of inflation	(4.6)	(7.4)
Other	(1.6)	1.5
Income taxes expense	$ 319.0	$ 46.1